INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 1,559,613	R$ 1,463,247
Acquisitions	(22,913)	99,164
Write-offs	(700)	(2,761)
Transfers		(37)
Intangible assets and goodwill at end of period	1,536,000	1,559,613
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,926,429	1,804,275
Acquisitions	203,459	300,595
Write-offs	(107,740)	(178,404)
Transfers		(37)
Intangible assets and goodwill at end of period	2,022,148	1,926,429
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	901,417	901,417
Acquisitions	0	0
Write-offs	0	0
Transfers		0
Intangible assets and goodwill at end of period	901,417	901,417
Cost | Slots
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	126,547	126,547
Acquisitions	0	0
Write-offs	0	0
Transfers		0
Intangible assets and goodwill at end of period	126,547	126,547
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	898,465	776,311
Acquisitions	203,459	300,595
Write-offs	(107,740)	(178,404)
Transfers		(37)
Intangible assets and goodwill at end of period	994,184	898,465
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(366,816)	(341,028)
Acquisitions	(226,372)	(201,431)
Write-offs	107,040	175,643
Transfers		0
Intangible assets and goodwill at end of period	(486,148)	(366,816)
Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(366,816)	(341,028)
Acquisitions	(226,372)	(201,431)
Write-offs	107,040	175,643
Transfers		0
Intangible assets and goodwill at end of period	R$ (486,148)	R$ (366,816)
Amortization | Software | Weighted rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average rate (p.a.)	30.00%	28.00%